DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Gain Of IRST ermination	$ 2,000,000	$ 41,000,000	$ 5,000,000
Cash On Hend Venezuela			$ 7,000,000
Venezuela Blended Exchange Rate	640		380
Venezuela Net Monetary Balance Sheet Items	$ (39,000,000)		$ (39,000,000)
Interest Rate Swapfinancial Expenses	$ 1,000,000	5,000,000	4,000,000	$ 14,000,000
Venezuelan Deconsolidate Potential Lost			400,000,000
Venezuelan Deconsolidate Potential Lost Resulting From Reclassification Of Currency Translation Adjustments			330,000,000
Venezuela Applicable Exchange Rate To The Dicom Rate	3345
Interest Rate Swap [Member]
Derivative [Line Items]
Hedged Interest Differences Losses	$ 7,000,000	$ 5,000,000	20,000,000	$ 5,000,000
Gain Of Interest Rate Swap	$ 2,000,000		$ 5,000,000
Senior Notes Due 2023 Two[Member]
Derivative [Line Items]
Previously Hedge Debt Rate	2.80%		2.80%
Notional Amount Hedge Debt	$ 500,000,000		$ 500,000,000
Euro Denominated Net Assets [Member]
Derivative [Line Items]
Currency Swap	500,000,000		500,000,000
Gain From Euro Denominated Net Assets Swap [Member]
Derivative [Line Items]
Gain From Currency Swap	$ 4,000,000		$ 8,000,000